Working Capital Facilities (Details 1) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Working Capital Facilities
Opening balance of export-import	$ 3,061	$ 0
Loan amount withdrawn during the year	18,444	4,845
Debt issuance cost (net of amortization) (June 30, 2026: $215; September 30, 2025: $9)	(1,983)	(1,790)
Interest and accretion	299	6
Closing balance of export-import	$ 19,821	$ 3,061